Other Expenses - Schedule of Other Expenses (Details) - USD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Expenses [Line Items]
Total		$ 4,709,626	$ 1,560,341
Fines [Member]
Schedule of Other Expenses [Line Items]
Total	[1]	4,156,548	1,417,865
Other [Member]
Schedule of Other Expenses [Line Items]
Total		$ 553,078	$ 142,476

[1]	Relates to fines paid on behalf of platform users for acquisition and retention purposes to support platform usage.